UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06379

Nuveen Municipal Opportunity Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         1/31/12

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Municipal Opportunity Fund, Inc. (NIO)
	January 31, 2012

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Alabama – 2.4% (1.6% of Total Investments)
$ 10,500	Birmingham Waterworks and Sewerage Board, Alabama, Water and Sewerage Revenue Bonds, Series	1/17 at 100.00	AA+	$ 10,762,500
	2007A, 4.500%, 1/01/43 – BHAC Insured
2,500	Jefferson County, Alabama, Sewer Revenue Capital Improvement Warrants, Series 2002B, 5.125%,	8/12 at 100.00	Aaa	2,556,250
	2/01/42 (Pre-refunded 8/01/12) – FGIC Insured (4)
	Jefferson County, Alabama, Sewer Revenue Capital Improvement Warrants, Series 2002D:
425	5.000%, 2/01/38 (Pre-refunded 8/01/12) – FGIC Insured (4)	8/12 at 100.00	Aaa	434,295
14,800	5.000%, 2/01/42 (Pre-refunded 8/01/12) – FGIC Insured (4)	8/12 at 100.00	Aaa	15,146,320
10,195	Jefferson County, Alabama, Sewer Revenue Refunding Warrants, Series 1997A, 5.375%, 2/01/27 –	4/12 at 100.00	Caa3	6,063,068
	FGIC Insured (4)
38,420	Total Alabama			34,962,433
	Arizona – 2.5% (1.7% of Total Investments)
	Arizona State University, Certificates of Participation, Resh Infrastructure Projects,
	Series 2005A:
2,000	5.000%, 9/01/25 – AMBAC Insured	3/15 at 100.00	AA–	2,121,640
2,000	5.000%, 9/01/27 – AMBAC Insured	3/15 at 100.00	AA–	2,106,780
1,000	Arizona State University, System Revenue Bonds, Series 2005, 5.000%, 7/01/27 – AMBAC Insured	7/15 at 100.00	Aa3	1,056,960
3,000	Arizona State, Certificates of Participation, Department of Administration Series 2010B,	4/20 at 100.00	AA–	3,322,740
	5.000%, 10/01/29 – AGC Insured
1,000	Maricopa County Union High School District 210, Phoenix, Arizona, General Obligation Bonds,	7/14 at 100.00	AA (5)	1,106,810
	Series 2004A, 5.000%, 7/01/22 (Pre-refunded 7/01/14) – AGM Insured
5,200	Mesa, Arizona, Utility System Revenue Bonds, Reset Option Longs, Series 11032- 11034, 15.259%,	7/17 at 100.00	Aa2	5,895,760
	7/01/26 – AGM Insured (IF)
1,150	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Wastewater System Revenue Bonds,	7/14 at 100.00	AA+	1,240,459
	Series 2004, 5.000%, 7/01/27 – NPFG Insured
13,490	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Water System Revenue Bonds, Series	7/15 at 100.00	AAA	14,937,612
	2005, 4.750%, 7/01/25 – NPFG Insured
5,000	Phoenix Civic Improvement Corporation, Arizona, Subordinate Excise Tax Revenue Bonds, Civic	7/15 at 100.00	AA+	5,225,450
	Plaza Expansion Project, Series 2005A, 5.000%, 7/01/41 – FGIC Insured
33,840	Total Arizona			37,014,211
	Arkansas – 0.2% (0.1% of Total Investments)
2,660	Arkansas State University, Student Fee Revenue Bonds, Beebe Campus, Series 2006, 5.000%,	9/15 at 100.00	A1	2,795,500
	9/01/35 – AMBAC Insured
	California – 22.3% (15.3% of Total Investments)
5,600	Alameda Corridor Transportation Authority, California, Subordinate Lien Revenue Bonds, Series	No Opt. Call	BBB+	3,708,320
	2004A, 0.000%, 10/01/20 – AMBAC Insured
	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A:
30,000	5.375%, 5/01/17 (Pre-refunded 5/01/12) – SYNCORA GTY Insured	5/12 at 101.00	Aaa	30,693,000
20,000	5.375%, 5/01/18 (Pre-refunded 5/01/12) – AMBAC Insured	5/12 at 101.00	Aaa	20,462,000
	California Department of Water Resources, Water System Revenue Bonds, Central Valley Project,
	Series 2005AC:
30	5.000%, 12/01/24 (Pre-refunded 12/01/14) – NPFG Insured	12/14 at 100.00	AAA	33,887
25	5.000%, 12/01/27 (Pre-refunded 12/01/14) – NPFG Insured	12/14 at 100.00	AAA	28,239
	California Department of Water Resources, Water System Revenue Bonds, Central Valley Project,
	Series 2005AC:
3,670	5.000%, 12/01/24 – NPFG Insured (UB)	12/14 at 100.00	AAA	4,086,141
2,795	5.000%, 12/01/27 – NPFG Insured (UB)	12/14 at 100.00	AAA	3,088,727
10,150	California State, General Obligation Bonds, Series 2004, 5.000%, 6/01/31 – AMBAC Insured	12/14 at 100.00	A1	10,780,823
3,500	Coachella Valley Unified School District, Riverside County, California, General Obligation	8/15 at 100.00	A1	3,867,220
	Bonds, Series 2005A, 5.000%, 8/01/26 – FGIC Insured
5,750	East Bay Municipal Utility District, Alameda and Contra Costa Counties, California, Water	6/15 at 100.00	AAA	6,337,650
	System Subordinated Revenue Bonds, Series 2005A, 5.000%, 6/01/27 – NPFG Insured
10,000	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/15 at 100.00	A2	10,034,300
	Asset-Backed Revenue Bonds, Series 2005A, 5.000%, 6/01/38 – FGIC Insured
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed
	Bonds, Series 2007A-1:
14,605	4.500%, 6/01/27	6/17 at 100.00	B	11,974,201
3,500	5.000%, 6/01/33	6/17 at 100.00	B–	2,622,060
1,520	Hayward Redevelopment Agency, California, Downtown Redevelopment Project Tax Allocation Bonds,	3/16 at 100.00	A–	1,500,027
	Series 2006, 5.000%, 3/01/36 – SYNCORA GTY Insured
5,600	Kern Community College District, California, General Obligation Bonds, Series 2006, 0.000%,	No Opt. Call	Aa2	3,398,808
	11/01/24 – AGM Insured
5,000	Long Beach Bond Financing Authority, California, Lease Revenue Refunding Bonds, Long Beach	5/12 at 101.00	BBB	5,022,750
	Aquarium of the South Pacific, Series 2001, 5.250%, 11/01/30 – AMBAC Insured
2,740	Los Angeles Harbors Department, California, Revenue Bonds, Series 2006A, 5.000%, 8/01/22 –	8/16 at 102.00	AA	3,048,606
	FGIC Insured (Alternative Minimum Tax)
20,000	Los Angeles Unified School District, California, General Obligation Bonds, Series 2003A,	7/13 at 100.00	Aa2 (5)	21,353,000
	5.000%, 7/01/21 (Pre-refunded 7/01/13) – AGM Insured
3,000	Los Angeles Unified School District, California, General Obligation Bonds, Series 2006F,	7/16 at 100.00	Aa2	3,401,700
	5.000%, 7/01/24 – FGIC Insured
5,200	Palomar Pomerado Health, California, General Obligation Bonds, Series 2009A, 0.000%, 8/01/38 –	8/29 at 100.00	AA–	4,179,812
	AGC Insured
5,515	Port of Oakland, California, Revenue Bonds, Series 2002L, 5.000%, 11/01/22 – FGIC Insured	11/12 at 100.00	A	5,594,581
	(Alternative Minimum Tax)
690	Port of Oakland, California, Revenue Bonds, Series 2002L, 5.000%, 11/01/22 (Pre-refunded	11/12 at 100.00	A (5)	713,957
	11/01/12) – FGIC Insured
	Poway Redevelopment Agency, California, Tax Allocation Bonds, Paguay Redevelopment Project,
	Series 2001:
15,000	5.200%, 6/15/30 – AMBAC Insured	6/12 at 101.00	N/R	15,034,500
6,000	5.125%, 6/15/33 – AMBAC Insured	6/12 at 101.00	N/R	6,000,420
2,035	Redding, California, Electric System Revenue Certificates of Participation, Series 2005,	6/15 at 100.00	BBB	2,105,838
	5.000%, 6/01/30 – FGIC Insured
6,000	Redlands Unified School District, San Bernardino County, California, General Obligation Bonds,	7/13 at 100.00	AA–	6,265,140
	Series 2003, 5.000%, 7/01/26 – AGM Insured
2,970	Riverside Community College District, California, General Obligation Bonds, Series 2005,	8/15 at 100.00	AA	3,370,802
	5.000%, 8/01/22 – AGM Insured
2,500	Sacramento County Sanitation District Financing Authority, California, Revenue Bonds, Series	12/15 at 100.00	AA	2,795,775
	2005B, 4.750%, 12/01/21 – FGIC Insured
1,220	San Francisco Bay Area Rapid Transit District, California, Sales Tax Revenue Bonds, Refunding	7/15 at 100.00	AA+	1,381,089
	Series 2005A, 5.000%, 7/01/22 – NPFG Insured
3,030	San Francisco Bay Area Rapid Transit District, California, Sales Tax Revenue Bonds, Series	4/12 at 100.00	AA+	3,039,969
	2001, 5.125%, 7/01/36 – AMBAC Insured
2,105	San Francisco Unified School District, California, General Obligation Bonds, Series 2007A,	6/17 at 100.00	Aa2	2,119,546
	3.000%, 6/15/27 – AGM Insured
66,685	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Senior Lien Toll	No Opt. Call	AAA	56,362,829
	Road Revenue Bonds, Series 1993, 0.000%, 1/01/21 (ETM)
	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue
	Refunding Bonds, Series 1997A:
31,615	5.250%, 1/15/30 – NPFG Insured	7/12 at 100.00	BBB	27,299,553
21,500	0.000%, 1/15/32 – NPFG Insured	No Opt. Call	BBB	5,023,690
21,255	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment	8/17 at 100.00	BBB	18,128,602
	Project, Series 2006C, 4.250%, 8/01/30 – NPFG Insured
11,250	Santa Ana Financing Authority, California, Lease Revenue Bonds, Police Administration and	No Opt. Call	BBB	12,911,175
	Housing Facility, Series 1994A, 6.250%, 7/01/24 – NPFG Insured
6,785	Santa Clara Valley Water District, California, Water Revenue Bonds, Series 2006A, 3.750%,	6/16 at 100.00	Aa1	7,160,550
	6/01/25 – AGM Insured
5,000	Walnut Energy Center Authority, California, Electric Revenue Bonds, Turlock Irrigation	1/14 at 100.00	A+	5,137,250
	District, Series 2004A, 5.000%, 1/01/34 – AMBAC Insured
363,840	Total California			330,066,537
	Colorado – 3.3% (2.3% of Total Investments)
1,080	Arkansas River Power Authority, Colorado, Power Revenue Bonds, Series 2006, 5.250%, 10/01/40 –	10/16 at 100.00	BBB–	1,058,746
	SYNCORA GTY Insured
1,900	Aspen, Colorado, Sales Tax Revenue Bonds, Parks and Open Space, Series 2005B, 5.250%,	11/15 at 100.00	Aa2	2,109,095
	11/01/24 – AGM Insured
1,000	Colorado Department of Transportation, Certificates of Participation, Series 2004, 5.000%,	6/14 at 100.00	AA–	1,054,650
	6/15/25 – NPFG Insured
4,950	Denver Convention Center Hotel Authority, Colorado, Revenue Bonds, Convention Center Hotel,	12/13 at 100.00	N/R (5)	5,356,148
	Senior Lien Series 2003A, 5.000%, 12/01/33 (Pre-refunded 12/01/13) – SYNCORA GTY Insured
1,740	Douglas County School District RE1, Douglas and Elbert Counties, Colorado, General Obligation	12/14 at 100.00	Aa1	1,858,042
	Bonds, Series 2005B, 5.000%, 12/15/28 – AGM Insured
35,995	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 1997B, 0.000%,	No Opt. Call	BBB	19,522,968
	9/01/23 – NPFG Insured
10,000	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004A, 0.000%, 9/01/27 –	No Opt. Call	BBB	4,193,700
	NPFG Insured
4,520	Jefferson County School District R1, Colorado, General Obligation Bonds, Series 2004, 5.000%,	12/14 at 100.00	Aa2 (5)	5,106,199
	12/15/24 (Pre-refunded 12/15/14) – AGM Insured (UB)
4,335	Poudre Tech Metro District, Colorado, Unlimited Property Tax Supported Revenue Bonds,	12/20 at 100.00	AA–	4,771,578
	Refunding & Improvement Series 2010A, 5.000%, 12/01/39 – AGM Insured
2,500	Summit County School District RE-1, Summit, Colorado, General Obligation Bonds, Series 2004B,	12/14 at 100.00	Aa2 (5)	2,818,750
	5.000%, 12/01/24 (Pre-refunded 12/01/14) – FGIC Insured
1,000	University of Colorado, Enterprise System Revenue Bonds, Series 2005, 5.000%, 6/01/30 –	6/15 at 100.00	Aa2	1,101,860
	FGIC Insured
69,020	Total Colorado			48,951,736
	Connecticut – 0.2% (0.2% of Total Investments)
3,250	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Wesleyan University,	7/20 at 100.00	AA	3,626,480
	Series 2010G, 5.000%, 7/01/39
	District of Columbia – 0.9% (0.6% of Total Investments)
	District of Columbia Water and Sewerage Authority, Subordinate Lien Public Utility Revenue
	Bonds, Series 2003:
5,000	5.125%, 10/01/24 – FGIC Insured	10/13 at 100.00	AA–	5,312,950
5,000	5.125%, 10/01/25 – FGIC Insured	10/13 at 100.00	AA–	5,317,200
2,670	Washington Convention Center Authority, District of Columbia, Dedicated Tax Revenue Bonds,	10/16 at 100.00	AA+	3,045,135
	Tender Option Bond Trust 1606, 11.636%, 10/01/30 – AMBAC Insured (IF)
12,670	Total District of Columbia			13,675,285
	Florida – 23.5% (16.2% of Total Investments)
1,250	Bay County, Florida, Water System Revenue Bonds, Series 2005, 5.000%, 9/01/24 – AMBAC Insured	9/15 at 100.00	A1	1,343,913
975	Broward County Housing Finance Authority, Florida, GNMA Collateralized Multifamily Housing	6/12 at 100.00	Aaa	976,277
	Revenue Refunding Bonds, Pompano Oaks Apartments, Series 1997, 6.000%, 12/01/27
	(Alternative Minimum Tax)
3,820	Broward County School Board, Florida, Certificates of Participation, Series 2003, 5.250%,	7/13 at 100.00	Aa3	4,027,464
	7/01/19 – NPFG Insured
2,150	Broward County, Florida, Airport System Revenue Bonds, Series 2004L, 5.000%, 10/01/23 –	10/14 at 100.00	A+	2,284,891
	AMBAC Insured
4,500	Broward County, Florida, Water and Sewer Utility Revenue Bonds, Series 2003, 5.000%,	10/13 at 100.00	AA	4,772,385
	10/01/24 – NPFG Insured
6,000	Cape Coral, Florida, Water and Sewer Revenue Bonds, Refunding Series 2011, 5.000%, 10/01/41 –	10/21 at 100.00	AA–	6,524,460
	AGM Insured
	Clay County, Florida, Utility System Revenue Bonds, Series 2007:
5,110	5.000%, 11/01/27 – Syncora GTY Insured (UB)	11/17 at 100.00	Aa2	5,605,670
12,585	5.000%, 11/01/32 – Syncora GTY Insured (UB)	11/17 at 100.00	Aa2	13,570,028
	Collier County Housing Finance Authority, Florida, Multifamily Housing Revenue Bonds, Saxon
	Manor Isles Project, Series 1998B:
1,260	5.350%, 9/01/18 – AGM Insured (Alternative Minimum Tax)	3/12 at 100.00	AA+	1,261,827
1,000	5.400%, 9/01/23 – AGM Insured (Alternative Minimum Tax)	3/12 at 100.00	AA+	1,001,130
	Collier County Housing Finance Authority, Florida, Multifamily Housing Revenue Refunding
	Bonds, Saxon Manor Isles Project, Series 1998A, Subseries 1:
1,040	5.350%, 9/01/18 – AGM Insured (Alternative Minimum Tax)	3/12 at 100.00	AA+	1,041,508
1,400	5.400%, 9/01/23 – AGM Insured (Alternative Minimum Tax)	3/12 at 100.00	AA+	1,401,582
1,500	Collier County, Florida, Capital Improvement Revenue Bonds, Series 2005, 5.000%, 10/01/23	10/14 at 100.00	AA– (5)	1,679,640
	(Pre-refunded 10/01/14) – NPFG Insured
3,000	Collier County, Florida, Gas Tax Revenue Bonds, Series 2005, 5.000%, 6/01/22 – AMBAC Insured	6/15 at 100.00	A	3,215,070
	Dade County Housing Finance Authority, Florida, Multifamily Mortgage Revenue Bonds, Siesta
	Pointe Apartments Project, Series 1997A:
1,230	5.650%, 9/01/17 – AGM Insured (Alternative Minimum Tax)	3/12 at 100.00	AA+	1,232,214
1,890	5.750%, 9/01/29 – AGM Insured (Alternative Minimum Tax)	3/12 at 100.00	AA+	1,891,777
900	Dade County, Florida, Seaport Revenue Refunding Bonds, Series 1995, 5.750%, 10/01/15 –	4/12 at 100.00	A2	903,897
	NPFG Insured
	Davie, Florida, Water and Sewerage Revenue Refunding and Improvement Bonds, Series 2003:
910	5.250%, 10/01/17 – AMBAC Insured	10/13 at 100.00	N/R	967,730
475	5.250%, 10/01/18 – AMBAC Insured	10/13 at 100.00	N/R	499,966
	Deltona, Florida, Utility Systems Water and Sewer Revenue Bonds, Series 2003:
1,250	5.250%, 10/01/22 – NPFG Insured	10/13 at 100.00	A1	1,300,375
1,095	5.000%, 10/01/23 – NPFG Insured	10/13 at 100.00	A1	1,139,107
1,225	5.000%, 10/01/24 – NPFG Insured	10/13 at 100.00	A1	1,272,506
1,555	DeSoto County, Florida, Capital Improvement Revenue Bonds, Series 2002, 5.250%, 10/01/20	4/12 at 101.00	A1 (5)	1,583,799
	(Pre-refunded 4/01/12) – NPFG Insured
2,500	Escambia County School Board, Florida, Certificates of Participation, Series 2004, 5.000%,	2/15 at 100.00	BBB	2,614,550
	2/01/22 – NPFG Insured
2,500	Flagler County School Board, Florida, Certificates of Participation, Master Lease Revenue	8/15 at 100.00	AA–	2,721,975
	Program, Series 2005A, 5.000%, 8/01/30 – AGM Insured
1,200	Flagler County, Florida, Capital Improvement Revenue Bonds, Series 2005, 5.000%, 10/01/30 –	10/15 at 100.00	A	1,260,744
	NPFG Insured
3,945	Florida Governmental Utility Authority, Utility System Revenue Bonds, Citrus Project, Series	10/13 at 100.00	N/R (5)	4,254,051
	2003, 5.000%, 10/01/23 (Pre-refunded 10/01/13) – AMBAC Insured
1,000	Florida Governmental Utility Authority, Utility System Revenue Bonds, Golden Gate Project,	7/12 at 100.00	N/R	1,000,360
	Series 1999, 5.000%, 7/01/29 – AMBAC Insured
	Florida Municipal Loan Council, Revenue Bonds, Series 2000B:
250	5.375%, 11/01/25 – NPFG Insured	5/12 at 100.00	A–	250,440
185	5.375%, 11/01/30 – NPFG Insured	5/12 at 100.00	A–	185,248
220	Florida Municipal Loan Council, Revenue Bonds, Series 2001A, 5.250%, 11/01/18 – NPFG Insured	5/12 at 101.00	A–	222,721
2,000	Greater Orlando Aviation Authority, Florida, Airport Facilities Revenue Refunding Bonds,	10/13 at 100.00	AA–	2,125,180
	Series 2003A, 5.000%, 10/01/17 – AGM Insured
1,915	Halifax Hospital Medical Center, Florida, Revenue Bonds, Series 2006, 5.500%, 6/01/38 –	6/18 at 100.00	AA–	2,041,658
	AGM Insured
2,500	Hillsborough County Industrial Development Authority, Florida, Industrial Development Revenue	No Opt. Call	Aaa	3,144,250
	Bonds, University Community Hospital, Series 1994, 6.500%, 8/15/19 – NPFG Insured
1,000	Hillsborough County School Board, Florida, Certificates of Participation, Master Lease	7/15 at 100.00	Aa2	1,067,990
	Program, Series 2005A, 5.000%, 7/01/26 – NPFG Insured
6,000	Hillsborough County School Board, Florida, Certificates of Participation, Series 2003, 5.000%,	7/13 at 100.00	Aa2	6,148,680
	7/01/29 – NPFG Insured
2,000	Hillsborough County, Florida, Community Investment Tax Revenue Bonds, Series 2004, 5.000%,	11/13 at 101.00	AA	2,163,120
	5/01/23 – AMBAC Insured
1,000	Hillsborough County, Florida, Revenue Refunding Bonds, Tampa Bay Arena, Series 2005, 5.000%,	10/15 at 100.00	AA+	1,111,710
	10/01/25 – FGIC Insured
2,595	Indian River County School Board, Florida, Certificates of Participation, Series 2005, 5.000%,	7/15 at 100.00	A+	2,772,732
	7/01/22 – NPFG Insured
	Indian Trace Development District, Florida, Water Management Special Benefit Assessment Bonds,
	Series 2005:
1,645	5.000%, 5/01/25 – NPFG Insured	5/15 at 102.00	Baa2	1,704,911
1,830	5.000%, 5/01/27 – NPFG Insured	5/15 at 102.00	Baa2	1,876,116
1,480	Jacksonville, Florida, Better Jacksonville Sales Tax Revenue Bonds, Series 2003, 5.250%,	10/13 at 100.00	A1	1,565,884
	10/01/20 – NPFG Insured
1,500	JEA, Florida, Water and Sewerage System Revenue Bonds, Crossover Refunding Series 2007B,	10/14 at 100.00	AA	1,631,145
	5.000%, 10/01/24 – NPFG Insured
1,000	JEA, Florida, Water and Sewerage System Revenue Bonds, Series 2004A, 5.000%, 10/01/14 –	10/13 at 100.00	AA	1,074,360
	FGIC Insured
1,450	Jupiter, Florida, Water Revenue Bonds, Series 2003, 5.000%, 10/01/22 – AMBAC Insured	10/13 at 100.00	AA+	1,549,238
	Lakeland, Florida, Utility Tax Revenue Bonds, Series 2003B:
1,730	5.000%, 10/01/18 – AMBAC Insured	10/12 at 100.00	N/R	1,756,780
2,000	5.000%, 10/01/19 – AMBAC Insured	10/12 at 100.00	N/R	2,028,620
4,665	Lee County, Florida, Airport Revenue Refunding Bonds, Series 2011A, 5.375%, 10/01/32 – AGM	8/21 at 100.00	AA–	5,149,973
	Insured (Alternative Minimum Tax)
1,230	Lee County, Florida, Local Option Gas Tax Revenue Bonds, Series 2004, 5.000%, 10/01/20 –	10/14 at 100.00	A2	1,300,381
	FGIC Insured
1,505	Lee County, Florida, Transportation Facilities Revenue Bonds, Series 2004B, 5.000%, 10/01/21 –	10/14 at 100.00	A–	1,612,788
	AMBAC Insured
1,000	Lee Memorial Health System, Florida, Hospital Revenue Bonds, Series 2007A, 5.000%, 4/01/32 –	4/17 at 100.00	A	1,028,100
	NPFG Insured
3,000	Leesburg, Florida, Utility Revenue Bonds, Series 2007, 5.000%, 10/01/37 – NPFG Insured	10/17 at 100.00	Aa3	3,176,340
2,000	Manatee County, Florida, Public Utilities Revenue Bonds, Series 2003, 5.125%, 10/01/20	10/13 at 100.00	Aa2 (5)	2,159,080
	(Pre-refunded 10/01/13) – NPFG Insured
	Marco Island, Florida, Water Utility System Revenue Bonds, Series 2003:
1,350	5.250%, 10/01/17 (Pre-refunded 10/01/13) – NPFG Insured	10/13 at 100.00	Aa3 (5)	1,460,187
1,000	5.250%, 10/01/18 (Pre-refunded 10/01/13) – NPFG Insured	10/13 at 100.00	Aa3 (5)	1,081,620
2,000	Marco Island, Florida, Water Utility System Revenue Bonds, Series 2003, 5.000%, 10/01/27 –	10/13 at 100.00	Aa3	2,061,840
	NPFG Insured
2,200	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2002A,	10/12 at 100.00	AA–	2,210,450
	5.125%, 10/01/35 – AGM Insured (Alternative Minimum Tax)
	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2002:
5,615	5.750%, 10/01/19 – FGIC Insured (Alternative Minimum Tax)	10/12 at 100.00	A2	5,748,469
35,920	5.375%, 10/01/32 – FGIC Insured (Alternative Minimum Tax)	10/12 at 100.00	A2	36,165,334
12,930	Miami-Dade County, Florida, Public Facilities Revenue Bonds, Jackson Health System, Series	12/15 at 100.00	Aa3	13,101,323
	2005A, 5.000%, 6/01/32 – NPFG Insured
5,320	Miami-Dade County, Florida, Public Facilities Revenue Bonds, Jackson Health System, Series	6/15 at 100.00	Aa3	5,484,867
	2005B, 5.000%, 6/01/25 – NPFG Insured
18,000	Miami-Dade County, Florida, Subordinate Special Obligation Bonds, Series 1997A, 0.000%,	4/12 at 60.59	A+	10,855,080
	10/01/21 – NPFG Insured
3,000	Miami-Dade County, Florida, Transit System Sales Surtax Revenue Bonds, Series 2008, 5.000%,	7/18 at 100.00	AA	3,216,420
	7/01/35 – AGM Insured
2,000	Miami-Dade County, Florida, Water and Sewer System Revenue Bonds, Refunding Series 2008B,	No Opt. Call	Aa2	2,536,340
	5.250%, 10/01/22 – AGM Insured
	Northern Palm Beach County Improvement District, Florida, Revenue Bonds, Water Control and
	Improvement Development Unit 9B, Series 2005:
1,290	5.000%, 8/01/23 – NPFG Insured	8/15 at 102.00	BBB	1,377,049
2,145	5.000%, 8/01/29 – NPFG Insured	8/15 at 102.00	BBB	2,258,621
2,000	Okaloosa County, Florida, Water and Sewer Revenue Bonds, Series 2006, 5.000%, 7/01/36 –	7/16 at 100.00	AA–	2,121,300
	AGM Insured
1,000	Orange County School Board, Florida, Certificates of Participation, Series 2007A, 5.000%,	8/17 at 100.00	AA–	1,086,600
	8/01/27 – FGIC Insured
3,180	Orange County, Florida, Sales Tax Revenue Bonds, Series 2002B, 5.125%, 1/01/19 – FGIC Insured	1/13 at 100.00	AA	3,302,494
2,500	Orange County, Florida, Tourist Development Tax Revenue Bonds, Series 2006, 5.000%, 10/01/31 –	10/16 at 100.00	A+	2,634,175
	SYNCORA GTY Insured
	Osceola County, Florida, Transportation Revenue Bonds, Osceola Parkway, Series 2004:
2,500	5.000%, 4/01/21 – NPFG Insured	4/14 at 100.00	Aa3	2,676,525
7,820	5.000%, 4/01/23 – NPFG Insured	4/14 at 100.00	Aa3	8,240,247
1,750	Palm Bay, Florida, Utility System Revenue Bonds, Palm Bay Utility Corporation, Series 2003,	10/13 at 100.00	Aa3	1,818,653
	5.000%, 10/01/20 – NPFG Insured
1,065	Palm Beach County Housing Finance Authority, Florida, Multifamily Housing Revenue Bonds,	7/12 at 100.00	AA+	1,070,080
	Westlake Apartments Phase II, Series 2002, 5.150%, 7/01/22 – AGM Insured (Alternative
	Minimum Tax)
2,150	Palm Beach County School Board, Florida, Certificates of Participation, Series 2004A, 5.000%,	8/14 at 100.00	AA–	2,266,745
	8/01/24 – FGIC Insured
3,000	Palm Beach County School Board, Florida, Certificates of Participation, Series 2007E, 5.000%,	8/17 at 100.00	AA–	3,251,940
	8/01/27 – NPFG Insured
8,000	Palm Beach County Solid Waste Authority, Florida, Revenue Bonds, Series 2002B, 0.000%,	No Opt. Call	AA+	7,681,360
	10/01/14 – AMBAC Insured
	Palm Coast, Florida, Water Utility System Revenue Bonds, Series 2003:
1,000	5.250%, 10/01/19 – NPFG Insured	10/13 at 100.00	A1	1,059,860
500	5.250%, 10/01/20 – NPFG Insured	10/13 at 100.00	A1	529,930
500	5.250%, 10/01/21 – NPFG Insured	10/13 at 100.00	A1	529,015
3,000	Pasco County, Florida, Water and Sewer Revenue Bonds, Series 2006 Refunding, 5.000%,	4/16 at 100.00	AA	3,172,320
	10/01/36 – AGM Insured
	Plantation, Florida, Non-Ad Valorem Revenue Refunding and Improvement Bonds, Series 2003:
2,225	5.000%, 8/15/18 – AGM Insured	8/13 at 100.00	Aa3	2,346,863
1,300	5.000%, 8/15/21 – AGM Insured	8/13 at 100.00	Aa3	1,356,225
1,170	Polk County, Florida, Utility System Revenue Bonds, Series 2004A, 5.000%, 10/01/24 –	10/14 at 100.00	Aa3	1,236,117
	FGIC Insured
1,000	Port Saint Lucie, Florida, Special Assessment Revenue Bonds, Southwest Annexation District 1B,	7/17 at 100.00	BBB	1,023,280
	Series 2007, 5.000%, 7/01/33 – NPFG Insured
	Port St. Lucie, Florida, Stormwater Utility System Revenue Refunding Bonds, Series 2002:
1,190	5.250%, 5/01/15 (Pre-refunded 5/01/12) – NPFG Insured	5/12 at 100.00	Aa3 (5)	1,204,982
1,980	5.250%, 5/01/17 (Pre-refunded 5/01/12) – NPFG Insured	5/12 at 100.00	Aa3 (5)	2,004,928
	Port St. Lucie, Florida, Utility System Revenue Bonds, Refunding Series 2009:
5,450	5.250%, 9/01/35 – AGC Insured	9/18 at 100.00	AA–	5,987,806
8,500	5.000%, 9/01/35 – AGC Insured	9/18 at 100.00	AA–	9,246,300
1,830	Port St. Lucie, Florida, Utility System Revenue Bonds, Series 2003, 5.000%, 9/01/21	9/13 at 100.00	BBB (5)	1,966,701
	(Pre-refunded 9/01/13) – NPFG Insured
1,000	Port St. Lucie, Florida, Utility System Revenue Bonds, Series 2004, 5.000%, 9/01/21 –	9/14 at 100.00	Aa3	1,066,490
	NPFG Insured
1,895	Reedy Creek Improvement District, Orange and Osceola Counties, Florida, General Obligation	6/15 at 100.00	Aa3	2,030,530
	Bonds, Series 2005B, 5.000%, 6/01/25 – AMBAC Insured
4,260	Saint Lucie County School Board, Florida, Certificates of Participation, Master Lease Program,	7/14 at 100.00	AA–	4,462,648
	Series 2004A, 5.000%, 7/01/24 – AGM Insured
	Sebring, Florida, Water and Wastewater Revenue Refunding Bonds, Series 2002:
1,360	5.250%, 1/01/17 – FGIC Insured	1/13 at 100.00	BBB	1,410,878
770	5.250%, 1/01/18 – FGIC Insured	1/13 at 100.00	BBB	798,159
500	5.250%, 1/01/20 – FGIC Insured	1/13 at 100.00	BBB	518,285
5,740	Seminole County, Florida, Water and Sewer Revenue Refunding and Improvement Bonds, Series	No Opt. Call	BBB (5)	7,040,914
	1992, 6.000%, 10/01/19 – NPFG Insured (ETM)
3,530	Seminole County, Florida, Water and Sewer Revenue Refunding and Improvement Bonds, Series	No Opt. Call	BBB	3,891,507
	1992, 6.000%, 10/01/19 – NPFG Insured
	St. Lucie County, Florida, Utility System Revenue Refunding Bonds, Series 1993:
5,005	5.500%, 10/01/15 – FGIC Insured (ETM)	No Opt. Call	N/R (5)	5,511,506
1,200	5.500%, 10/01/21 – FGIC Insured (ETM)	No Opt. Call	N/R (5)	1,533,720
	St. Petersburg, Florida, Sales Tax Revenue Bonds, Professional Sports Facility, Series 2003:
1,475	5.125%, 10/01/20 – AGM Insured	10/13 at 100.00	Aa3	1,572,380
1,555	5.125%, 10/01/21 – AGM Insured	10/13 at 100.00	Aa3	1,655,515
2,500	Tallahassee, Florida, Energy System Revenue Bonds, Series 2005, 5.000%, 10/01/29 –	10/15 at 100.00	AA	2,709,825
	NPFG Insured
1,245	Tamarac, Florida, Sales Tax Revenue Bonds, Series 2002, 5.000%, 4/01/22 (Pre-refunded	4/12 at 100.00	A+ (5)	1,255,072
	4/01/12) – FGIC Insured
400	Tamarac, Florida, Utility System Revenue Bonds, Series 2009, 5.000%, 10/01/39 – AGC Insured	10/19 at 100.00	Aa2	443,284
1,765	Tampa Sports Authority, Hillsborough County, Florida, Local Option Sales Tax Payments Revenue	1/15 at 100.00	AA+	1,926,074
	Bonds, Stadium Project, Series 2005, 5.000%, 1/01/22 – AGM Insured
1,500	Tampa, Florida, Healthcare System Revenue Bonds, Allegany Health System – St. Joseph’s	4/12 at 100.00	Aaa	1,520,250
	Hospital, Series 1993, 5.125%, 12/01/23 – NPFG Insured (ETM)
10,335	Tampa, Florida, Revenue Bonds, University of Tampa, Series 2006, 5.000%, 4/01/35 – CIFG Insured	4/16 at 100.00	Aa3	10,542,527
1,390	Venice, Florida, General Obligation Bonds, Series 2004, 5.000%, 2/01/24 – AMBAC Insured	2/14 at 100.00	Aa2	1,456,331
4,275	Volusia County School Board, Florida, Certificates of Participation, Series 2005B, 5.000%,	8/15 at 100.00	Aa3	4,527,610
	8/01/24 – AGM Insured
2,000	Volusia County, Florida, Gas Tax Revenue Bonds, Series 2004, 5.000%, 10/01/21 – AGM Insured	10/14 at 100.00	AA–	2,197,060
12,000	Volusia County, Florida, School Board Certificates of Participation, Master Lease Program	8/17 at 100.00	Aa3	12,614,400
	Series 2007, 5.000%, 8/01/32 – AGM Insured
1,785	Volusia County, Florida, Tax Revenue Bonds, Tourist Development, Series 2004, 5.000%,	12/14 at 100.00	Aa3	1,877,624
	12/01/24 – AGM Insured
337,830	Total Florida			348,130,976
	Georgia – 2.0% (1.4% of Total Investments)
1,000	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 2004, 5.000%, 11/01/22 –	11/14 at 100.00	AA–	1,082,010
	AGM Insured
10,000	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 2009B, 5.375%, 11/01/39 –	11/19 at 100.00	AA–	11,140,400
	AGM Insured
1,155	Augusta, Georgia, Water and Sewerage Revenue Bonds, Series 2004, 5.250%, 10/01/39 –	10/14 at 100.00	AA–	1,254,642
	AGM Insured
2,825	Cherokee County Water and Sewerage Authority, Georgia, Revenue Bonds, Refunding Series 2007,	8/20 at 100.00	AA	3,140,581
	4.000%, 8/01/26
1,520	College Park Business and Industrial Development Authority, Georgia, Revenue Bonds, Public	9/14 at 102.00	AA–	1,694,998
	Safety Project, Series 2004, 5.250%, 9/01/23 – NPFG Insured
	Fulton County Development Authority, Georgia, Revenue Bonds, Georgia Tech Molecular Science
	Building, Series 2004:
1,695	5.250%, 5/01/19 – NPFG Insured	5/14 at 100.00	Aa3	1,829,769
1,135	5.250%, 5/01/20 – NPFG Insured	5/14 at 100.00	Aa3	1,225,244
4,500	5.000%, 5/01/36 – NPFG Insured	5/14 at 100.00	Aa3	4,627,395
660	Glynn-Brunswick Memorial Hospital Authority, Georgia, Revenue Bonds, Southeast Georgia Health	3/12 at 100.00	A–	661,861
	Systems, Series 1996, 5.250%, 8/01/13 – NPFG Insured
2,250	Gwinnett County Hospital Authority, Georgia, Revenue Anticipation Certificates, Gwinnett	7/19 at 100.00	Aa3	2,471,490
	Hospital System Inc. Project, Series 2007C, 5.500%, 7/01/39 – AGM Insured
26,740	Total Georgia			29,128,390
	Idaho – 0.2% (0.1% of Total Investments)
90	Idaho Housing Agency, Single Family Mortgage Senior Bonds, Series 1995B, 6.600%, 7/01/27	7/12 at 100.00	Aaa	90,456
	(Alternative Minimum Tax)
	Idaho Housing and Finance Association, Grant and Revenue Anticipation Bonds, Federal Highway
	Trust Funds, Series 2006:
1,000	5.000%, 7/15/23 – NPFG Insured	7/16 at 100.00	Aa2	1,110,710
1,065	5.000%, 7/15/24 – NPFG Insured	7/16 at 100.00	Aa2	1,175,835
2,155	Total Idaho			2,377,001
	Illinois – 8.2% (5.7% of Total Investments)
1,050	Bedford Park, Illinois, General Obligation Bonds, Series 2004A, 5.250%, 12/15/20 – AGM Insured	12/14 at 100.00	AA–	1,175,675
7,000	Chicago, Illinois, General Airport Revenue Bonds, O’Hare International Airport, Third Lien	No Opt. Call	AA–	7,710,710
	Refunding Series 2010C, 5.250%, 1/01/35 – AGC Insured
7,200	Chicago, Illinois, Third Lien General Airport Revenue Bonds, O’Hare International Airport,	1/16 at 100.00	A1	7,879,248
	Series 2005A, 5.250%, 1/01/24 – NPFG Insured
7,025	De Witt, Ford, Livingston, Logan, Mc Lean and Tazewell Community College District 540,	12/17 at 100.00	Aa2	6,792,051
	Illinois, General Obligation Bonds, Series 2007, 3.000%, 12/01/26 – AGM Insured
10,580	Illinois Development Finance Authority, Revenue Bonds, Provena Health, Series 1998A, 5.500%,	5/12 at 100.00	Baa1	10,592,061
	5/15/21 – NPFG Insured
3,295	Illinois Educational Facilities Authority, Revenue Bonds, Robert Morris College, Series 2000,	6/12 at 100.00	Baa2	3,298,592
	5.800%, 6/01/30 – NPFG Insured
6,720	Illinois Finance Authority, Revenue Bonds, The Carle Foundation, Series 2011A, 6.000%,	8/21 at 100.00	AA–	7,631,434
	8/15/41 – AGM Insured
9,375	Illinois Finance Authority, Revenue Bonds, The University of Chicago, Series 2012A, 5.000%,	10/21 at 100.00	Aa1	10,417,875
	10/01/51 (WI/DD, Settling 2/02/12)
5,405	Illinois Toll Highway Authority, State Toll Highway Authority Revenue Bonds, Series 2006A-1,	No Opt. Call	AA–	6,111,055
	5.000%, 1/01/24 – AGM Insured
22,610	Illinois, General Obligation Bonds, Illinois FIRST Program, Series 2002, 5.125%, 2/01/27 –	4/12 at 100.00	A+	22,637,132
	FGIC Insured
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion
	Project, Capital Appreciation Refunding Series 2010B-1:
20,000	0.000%, 6/15/45 – AGM Insured	No Opt. Call	AAA	3,286,800
15,000	0.000%, 6/15/46 – AGM Insured	No Opt. Call	AAA	2,327,400
20,045	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	No Opt. Call	AAA	5,824,275
	Project, Series 2002A, 0.000%, 12/15/35 – AGM Insured
5,920	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	6/20 at 100.00	AAA	6,451,320
	Project, Tender Option Bond Trust 3861, 13.737%, 6/15/42 (IF) (6)
	Schaumburg, Illinois, General Obligation Bonds, Series 2004B:
4,260	5.000%, 12/01/22 – FGIC Insured	12/14 at 100.00	Aaa	4,733,797
2,365	5.000%, 12/01/23 – FGIC Insured	12/14 at 100.00	Aaa	2,623,826
4,000	Southwestern Illinois Development Authority, School Revenue Bonds, Triad School District 2,	No Opt. Call	A+	2,126,200
	Madison County, Illinois, Series 2006, 0.000%, 10/01/25 – NPFG Insured
	Williamson & Johnson Counties Community Unit School District 2, Marion, Illinois, General
	Obligation Bonds, Series 2011:
930	7.000%, 12/01/21 – AGM Insured	12/20 at 100.00	AA–	1,177,947
1,035	7.000%, 12/01/22 – AGM Insured	12/20 at 100.00	AA–	1,282,272
1,155	7.000%, 12/01/23 – AGM Insured	12/20 at 100.00	AA–	1,425,951
1,065	7.000%, 12/01/26 – AGM Insured	12/20 at 100.00	AA–	1,293,538
2,085	7.250%, 12/01/29 – AGM Insured	12/20 at 100.00	AA–	2,524,893
2,295	7.250%, 12/01/30 – AGM Insured	12/20 at 100.00	AA–	2,760,862
160,415	Total Illinois			122,084,914
	Indiana – 3.9% (2.7% of Total Investments)
2,030	Decatur Township-Marion County Multi-School Building Corporation, Indiana, First Mortgage	7/13 at 100.00	AA+ (5)	2,170,232
	Bonds, Series 2003, 5.000%, 7/15/20 (Pre-refunded 7/15/13) – FGIC Insured
5,000	Indiana Finance Authority, Revenue Bonds, Trinity Health Care Group, Refunding Series 2010B.,	12/20 at 100.00	AA	5,324,650
	5.000%, 12/01/37
8,500	Indiana Municipal Power Agency, Power Supply Revenue Bonds, Series 2007A, 5.000%, 1/01/42 –	1/17 at 100.00	A+	8,970,815
	NPFG Insured
5,000	Indianapolis Local Public Improvement Bond Bank Bonds, Indiana, PILOT Infrastructure Project	No Opt. Call	AA	5,501,850
	Revenue Bonds, Series 2010F, 5.000%, 1/01/35 – AGM Insured
20,000	Indianapolis Local Public Improvement Bond Bank, Indiana, Series 1999E, 0.000%, 2/01/28 –	No Opt. Call	AA	10,587,800
	AMBAC Insured
9,615	Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks Project Series 2009A,	1/19 at 100.00	AA–	10,796,395
	5.500%, 1/01/38 – AGC Insured
3,250	Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks Project, Series 2002A,	7/12 at 100.00	AA+ (5)	3,318,250
	5.250%, 7/01/33 (Pre-refunded 7/01/12) – NPFG Insured
1,340	Monroe-Gregg Grade School Building Corporation, Morgan County, Indiana, First Mortgage Bonds,	1/14 at 100.00	AA+ (5)	1,462,128
	Series 2004, 5.000%, 1/15/25 (Pre-refunded 1/15/14) – AGM Insured
5,000	Noblesville Redevelopment Authority, Indiana, Economic Development Lease Rental Bonds, Exit 10	7/13 at 100.00	AA–	5,130,150
	Project, Series 2003, 5.000%, 1/15/28 – AMBAC Insured
3,705	Whitley County Middle School Building Corporation, Columbia City, Indiana, First Mortgage	7/13 at 100.00	Aa3 (5)	3,960,941
	Bonds, Series 2003, 5.000%, 7/15/16 (Pre-refunded 7/15/13) – AGM Insured
63,440	Total Indiana			57,223,211
	Kansas – 0.7% (0.5% of Total Investments)
2,055	Kansas Turnpike Authority, Revenue Bonds, Series 2004A-2, 5.000%, 9/01/23 – AGM Insured	9/14 at 101.00	AA–	2,268,227
	Neosho County Unified School District 413, Kansas, General Obligation Bonds, Series 2006:
2,145	5.000%, 9/01/27 (Pre-refunded 9/01/14) – AGM Insured	9/14 at 100.00	Aa3 (5)	2,396,265
4,835	5.000%, 9/01/29 (Pre-refunded 9/01/14) – AGM Insured	9/14 at 100.00	Aa3 (5)	5,401,372
9,035	Total Kansas			10,065,864
	Kentucky – 2.0% (1.4% of Total Investments)
3,870	Kenton County School District Finance Corporation, Kentucky, School Building Revenue Bonds,	6/14 at 100.00	Aa3	4,193,145
	Series 2004, 5.000%, 6/01/20 – NPFG Insured
	Kentucky State Property and Buildings Commission, Revenue Bonds, Project 93, Refunding
	Series 2009:
3,860	5.250%, 2/01/20 – AGC Insured	2/19 at 100.00	AA–	4,650,489
10,000	5.250%, 2/01/24 – AGC Insured	2/19 at 100.00	AA–	11,784,800
7,500	Kentucky Turnpike Authority, Economic Development Road Revenue Bonds, Revitalization Project,	7/16 at 100.00	AA+	8,538,375
	Series 2006B, 5.000%, 7/01/25 – AMBAC Insured
25,230	Total Kentucky			29,166,809
	Louisiana – 4.7% (3.3% of Total Investments)
5,000	DeSoto Parish, Louisiana, Pollution Control Revenue Refunding Bonds, Cleco Utility Group Inc.	3/12 at 100.00	BBB	5,006,100
	Project, Series 1999, 5.875%, 9/01/29 – AMBAC Insured
3,330	Jefferson Parish Hospital District1, Louisiana, Hospital Revenue Bonds, West Jefferson Medical	1/21 at 100.00	AA–	3,712,817
	Center, Refunding Series 2011A, 6.000%, 1/01/39 – AGM Insured
3,025	Lafayette City and Parish, Louisiana, Utilities Revenue Bonds, Series 2004, 5.250%, 11/01/22 –	11/14 at 100.00	A+	3,319,091
	NPFG Insured
4,520	Louisiana Public Facilities Authority, Revenue Bonds, Baton Rouge General Hospital, Series	7/14 at 100.00	BBB	4,798,161
	2004, 5.250%, 7/01/24 – NPFG Insured
	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2005A:
2,400	5.000%, 5/01/25 – FGIC Insured	5/15 at 100.00	Aa1	2,651,088
4,415	5.000%, 5/01/26 – FGIC Insured	5/15 at 100.00	Aa1	4,876,897
5,000	5.000%, 5/01/27 – FGIC Insured	5/15 at 100.00	Aa1	5,434,650
	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2006A:
3,300	4.750%, 5/01/39 – AGM Insured (UB)	5/16 at 100.00	Aa1	3,454,110
35,725	4.500%, 5/01/41 – FGIC Insured (UB)	5/16 at 100.00	Aa1	36,759,596
38	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2006, Residuals 660-1, 16.224%,	5/16 at 100.00	Aa1	42,772
	5/01/34 – FGIC Insured (IF)
66,753	Total Louisiana			70,055,282
	Maine – 0.2% (0.1% of Total Investments)
3,000	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Series 2003B, 5.000%,	7/13 at 100.00	AA– (5)	3,188,790
	7/01/28 (Pre-refunded 7/01/13) – AGM Insured
	Maryland – 0.3% (0.2% of Total Investments)
5,345	Baltimore, Maryland, Senior Lien Convention Center Hotel Revenue Bonds, Series 2006A, 5.250%,	9/16 at 100.00	BB+	5,194,912
	9/01/28 – SYNCORA GTY Insured
	Massachusetts – 3.4% (2.4% of Total Investments)
4,500	Massachusetts Department of Transportation, Metropolitan Highway System Revenue Bonds,	1/20 at 100.00	AA+	5,044,005
	Commonwealth Contract Assistance Secured, Refunding Series 2010B, 5.000%, 1/01/35
5,330	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Harvard University,	12/19 at 100.00	AAA	7,793,846
	Tender Option Bond Trust 2010-20W, 13.995%, 12/15/34 (IF) (6)
11,000	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Series 2005A,	8/15 at 100.00	AA+	12,499,300
	5.000%, 8/15/23 – AGM Insured (UB)
15,000	Massachusetts State, Special Obligation Dedicated Tax Revenue Bonds, Series 2004, 5.250%,	1/14 at 100.00	A1 (5)	16,398,150
	1/01/23 (Pre-refunded 1/01/14) – FGIC Insured
7,255	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2007A, 4.500%,	2/17 at 100.00	AA+	7,518,719
	8/01/46 – AGM Insured (UB) (6)
1,500	University of Massachusetts Building Authority, Senior Lien Project Revenue Bonds, Series	11/14 at 100.00	AA– (5)	1,698,795
	2004-1, 5.375%, 11/01/20 (Pre-refunded 11/01/14) – AMBAC Insured
44,585	Total Massachusetts			50,952,815
	Michigan – 1.7% (1.2% of Total Investments)
5,490	Detroit City School District, Wayne County, Michigan, Unlimited Tax School Building and Site	No Opt. Call	Aa2	6,491,431
	Improvement Bonds, Series 2001A, 6.000%, 5/01/29 – AGM Insured (UB)
6,000	Detroit, Michigan, General Obligation Bonds, Series 2001A-1, 5.375%, 4/01/18 – NPFG Insured	4/12 at 100.00	BBB	6,002,760
2,000	Detroit, Michigan, Sewage Disposal System Revenue Bonds, Series 2001D-2, 5.500%, 7/01/32 –	No Opt. Call	A	1,908,920
	NPFG Insured (7)
1,085	Grand Rapids Community College, Kent County, Michigan, General Obligation Refunding Bonds,	5/13 at 100.00	Aa1	1,147,431
	Series 2003, 5.250%, 5/01/20 – AMBAC Insured
10,000	Wayne Charter County, Michigan, Limited Tax General Obligation Airport Hotel Revenue Bonds,	12/12 at 100.00	BBB+	10,105,500
	Detroit Metropolitan Wayne County Airport, Series 2001A, 5.250%, 12/01/25 – NPFG Insured
24,575	Total Michigan			25,656,042
	Minnesota – 1.1% (0.8% of Total Investments)
5,000	Minneapolis, Minnesota, Health Care System Revenue Bonds,S Fairview Health Services, Series	11/18 at 100.00	AA–	5,910,700
	2008B, 6.500%, 11/15/38 – AGC Insured
5,020	Minnesota State, General Obligation Bonds, Various Purpose, Refunding Series 2010D,	No Opt. Call	AA+	6,274,197
	5.000%, 8/01/18
4,000	Northern Municipal Power Agency, Minnesota, Electric System Revenue Bonds, Refunding Series	No Opt. Call	AA–	4,467,960
	2009A, 5.000%, 1/01/15 – AGC Insured
14,020	Total Minnesota			16,652,857
	Missouri – 0.3% (0.2% of Total Investments)
4,125	St. Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis International Airport, Series	No Opt. Call	A–	4,735,541
	2005, 5.500%, 7/01/29 – NPFG Insured
	Montana – 0.2% (0.2% of Total Investments)
3,000	Montana Facility Finance Authority, Hospital Revenue Bonds, Benefis Health System Obligated	1/21 at 100.00	AA–	3,464,610
	Group, Series 2011A, 5.750%, 1/01/31 – AGM Insured
	Nebraska – 2.4% (1.6% of Total Investments)
27,125	Lincoln, Nebraska, Electric System Revenue Bonds, Series 2007A, 4.500%, 9/01/37 –	9/17 at 100.00	AA	28,454,125
	FGIC Insured (UB)
5,000	Municipal Energy Agency of Nebraska, Power Supply System Revenue and Refunding Bonds, Series	4/19 at 100.00	AA+	5,706,800
	2009A, 5.375%, 4/01/39 – BHAC Insured
1,000	Nebraska Public Power District, General Revenue Bonds, Series 2005A, 5.000%, 1/01/25 –	1/15 at 100.00	AA–	1,098,750
	AGM Insured
33,125	Total Nebraska			35,259,675
	Nevada – 7.8% (5.3% of Total Investments)
7,000	Clark County School District, Nevada, General Obligation Bonds, Refunding Series 2005A,	6/15 at 101.00	AA	7,888,720
	5.000%, 6/15/19 – FGIC Insured
3,500	Clark County School District, Nevada, General Obligation Bonds, Series 2004B, 5.000%,	6/14 at 100.00	AA	3,837,225
	6/15/18 – AGM Insured
3,000	Clark County, Nevada, Airport Revenue Bonds, Subordinate Lien Series 2009C, 5.000%, 7/01/26 –	No Opt. Call	AA–	3,353,940
	AGM Insured
8,475	Clark County, Nevada, General Obligation Bank Bonds, Southern Nevada Water Authority Loan,	12/12 at 100.00	AA+	8,586,870
	Series 2002, 5.000%, 6/01/32 – NPFG Insured
3,630	Clark County, Nevada, General Obligation Bank Bonds, Southern Nevada Water Authority Loan,	12/12 at 100.00	AA+ (5)	3,775,382
	Series 2002, 5.000%, 6/01/32 (Pre-refunded 12/01/12) – NPFG Insured
16,840	Clark County, Nevada, Passenger Facility Charge Revenue Bonds, Las Vegas-McCarran	1/20 at 100.00	AA–	18,393,153
	International Airport, Series 2010A, 5.250%, 7/01/39 – AGM Insured
7,370	Clark County, Nevada, Subordinate Lien Airport Revenue Bonds, Series 2004A-2, 5.125%,	7/14 at 100.00	Aa3	7,771,075
	7/01/25 – FGIC Insured
10,285	Henderson, Nevada, General Obligation Sewer Bonds, Series 2004, 5.000%, 6/01/34 –	12/14 at 100.00	AA	10,687,349
	FGIC Insured
14,985	Reno, Nevada, Capital Improvement Revenue Bonds, Series 2002, 5.375%, 6/01/32 – FGIC Insured	6/12 at 100.00	A3	15,043,741
25,300	Reno, Nevada, Capital Improvement Revenue Bonds, Series 2002, 5.375%, 6/01/32 (Pre-refunded	6/12 at 100.00	A3 (5)	25,740,473
	6/01/12) – FGIC Insured
10,000	Reno, Nevada, Senior Lien Sales and Room Tax Revenue Bonds, Reno Transportation Rail Access	6/12 at 100.00	N/R (5)	10,165,800
	Corridor Project, Series 2002, 5.125%, 6/01/27 (Pre-refunded 6/01/12) – AMBAC Insured
110,385	Total Nevada			115,243,728
	New Jersey – 4.6% (3.2% of Total Investments)
	Essex County Improvement Authority, New Jersey, Guaranteed Revenue Bonds, Project
	Consolidation, Series 2004:
2,000	5.125%, 10/01/21 – NPFG Insured	10/14 at 100.00	Aa2	2,178,180
2,250	5.125%, 10/01/22 – NPFG Insured	10/14 at 100.00	Aa2	2,491,515
	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge,
	Series 2004A:
3,850	5.000%, 7/01/22 – NPFG Insured	7/14 at 100.00	A	4,091,049
3,850	5.000%, 7/01/23 – NPFG Insured	7/14 at 100.00	A	4,079,383
26,000	New Jersey Turnpike Authority, Revenue Bonds, Refunding Series 2005D-1, 5.250%, 1/01/26 –	No Opt. Call	AA–	33,144,020
	AGM Insured
	New Jersey Turnpike Authority, Revenue Bonds, Series 2003A:
8,250	5.000%, 1/01/19 – FGIC Insured	7/13 at 100.00	A+	8,735,265
2,000	5.000%, 1/01/23 – AGM Insured	7/13 at 100.00	AA–	2,102,220
3,320	New Jersey Turnpike Authority, Revenue Bonds, Series 2005A, 5.000%, 1/01/21 – AGM Insured	1/15 at 100.00	AA–	3,619,032
6,605	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/17 at 100.00	B1	6,204,275
	Series 2007-1A, 4.500%, 6/01/23
1,330	Washington Township Board of Education, Mercer County, New Jersey, General Obligation Bonds,	No Opt. Call	Aa3	1,751,198
	Series 2005, 5.250%, 1/01/26 – AGM Insured
59,455	Total New Jersey			68,396,137
	New Mexico – 1.3% (0.9% of Total Investments)
3,660	San Juan County, New Mexico, Subordinate Gross Receipts Tax Revenue Bonds, Series 2005,	6/15 at 100.00	Aa3	4,057,586
	5.000%, 6/15/25 – NPFG Insured
13,600	University of New Mexico, System Improvement Subordinated Lien Revenue Bonds, Series 2007A,	6/17 at 100.00	AA	14,566,960
	5.000%, 6/01/36 – AGM Insured
17,260	Total New Mexico			18,624,546
	New York – 7.8% (5.3% of Total Investments)
1,880	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Montefiore	2/15 at 100.00	BBB	2,051,362
	Hospital, Series 2004, 5.000%, 8/01/23 – FGIC Insured
7,225	Dormitory Authority of the State of New York, Revenue Bonds, Non State Supported Debt, Cornell	7/20 at 100.00	Aa1	8,232,093
	University, Series 2010A, 5.000%, 7/01/35
3,335	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Series	3/15 at 100.00	AAA	3,723,161
	2005F, 5.000%, 3/15/24 – AMBAC Insured
3,820	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 4.500%,	2/17 at 100.00	A	3,789,937
	2/15/47 – NPFG Insured
12,500	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006A,	6/16 at 100.00	A–	13,762,500
	5.000%, 12/01/25 – FGIC Insured
6,900	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2006F, 4.250%,	11/16 at 100.00	A–	7,075,398
	5/01/33 – NPFG Insured
2,800	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2011A, 5.000%,	5/21 at 100.00	AA–	3,079,328
	5/01/36 – AGM Insured
	Metropolitan Transportation Authority, New York, State Service Contract Refunding Bonds,
	Series 2002A:
1,500	5.000%, 7/01/21 – FGIC Insured	7/12 at 100.00	AA–	1,524,690
5,000	5.000%, 7/01/25 – FGIC Insured	7/12 at 100.00	AA–	5,076,450
3,025	Monroe County Industrial Development Corporation, New York, FHA Insured Mortgage Revenue	2/21 at 100.00	Aa2	3,431,348
	Bonds, Unity Hospital of Rochestor Project, Series 2010, 5.500%, 8/15/40
2,615	New York City Industrial Development Agency, New York, Revenue Bonds, Yankee Stadium Project	3/19 at 100.00	AA–	3,099,063
	PILOT, Series 2009A, 7.000%, 3/01/49 – AGC Insured
5,000	New York City, New York, General Obligation Bonds, Fiscal Series 2005F-1, 5.000%, 9/01/21 –	9/15 at 100.00	AA	5,700,700
	AMBAC Insured
10,000	New York City, New York, General Obligation Bonds, Fiscal Series 2005M, 5.000%, 4/01/26 –	4/15 at 100.00	AA	11,073,400
	FGIC Insured
5,000	New York State Thruway Authority, General Revenue Bonds, Series 2005F, 5.000%, 1/01/26 –	1/15 at 100.00	A+	5,445,850
	AMBAC Insured
14,000	New York State Thruway Authority, General Revenue Bonds, Series 2005G, 5.000%, 1/01/30 –	7/15 at 100.00	AA–	15,213,380
	AGM Insured
2,000	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and	6/13 at 100.00	AA–	2,120,120
	State Contingency Contract-Backed Bonds, Series 2003A-1, 5.250%, 6/01/22 – AMBAC Insured
3,650	New York State Urban Development Corporation, Service Contract Revenue Bonds, Series 2005B,	3/15 at 100.00	AAA	4,059,129
	5.000%, 3/15/25 – AGM Insured (UB)
	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds,
	Series 2004A-1:
1,000	5.000%, 3/15/23 – FGIC Insured	3/14 at 100.00	AAA	1,084,150
5,000	5.000%, 3/15/25 – FGIC Insured	3/14 at 100.00	AAA	5,417,250
10,000	Triborough Bridge and Tunnel Authority, New York, Subordinate Lien General Purpose Revenue	11/12 at 100.00	Aa3	10,269,300
	Refunding Bonds, Series 2002E, 5.000%, 11/15/32 – NPFG Insured
106,250	Total New York			115,228,609
	North Carolina – 1.2% (0.8% of Total Investments)
	Mooresville, North Carolina, Enterprise System Revenue Bonds, Series 2004:
2,115	5.000%, 5/01/22 – FGIC Insured	5/14 at 100.00	AA–	2,302,981
2,575	5.000%, 5/01/26 – FGIC Insured	5/14 at 100.00	AA–	2,693,682
5,250	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 2003A, 5.250%,	1/13 at 100.00	AA–	5,477,535
	1/01/16 – AGM Insured
	Raleigh Durham Airport Authority, North Carolina, Airport Revenue Bonds, Series 2005A:
3,205	5.000%, 5/01/23 – AMBAC Insured	5/15 at 100.00	Aa3	3,465,470
3,295	5.000%, 5/01/24 – AMBAC Insured	5/15 at 100.00	Aa3	3,549,605
16,440	Total North Carolina			17,489,273
	North Dakota – 0.5% (0.3% of Total Investments)
	Grand Forks, North Dakota, Sales Tax Revenue Bonds, Alerus Project, Series 2005A:
2,195	5.000%, 12/15/22 – NPFG Insured	12/15 at 100.00	Aa3	2,509,544
1,355	5.000%, 12/15/23 – NPFG Insured	12/15 at 100.00	Aa3	1,524,511
3,000	5.000%, 12/15/24 – NPFG Insured	12/15 at 100.00	Aa3	3,376,260
6,550	Total North Dakota			7,410,315
	Ohio – 3.3% (2.2% of Total Investments)
2,650	Cleveland State University, Ohio, General Receipts Bonds, Series 2004, 5.250%, 6/01/24 –	6/14 at 100.00	A+	2,868,387
	FGIC Insured
2,000	Columbus City School District, Franklin County, Ohio, General Obligation Bonds, Series 2004,	12/14 at 100.00	AA (5)	2,264,800
	5.250%, 12/01/25 (Pre-refunded 12/01/14) – AGM Insured
2,385	Columbus, Ohio, Tax Increment Financing Bonds, Easton Project, Series 2004A, 5.000%,	6/14 at 100.00	BBB+	2,504,345
	12/01/22 – AMBAC Insured
2,205	Hamilton City School District, Ohio, General Obligation Bonds, Series 2005, 5.000%, 12/01/24 –	6/15 at 100.00	Baa2	2,363,209
	NPFG Insured
19,595	Hamilton County, Ohio, Sales Tax Bonds, Subordinate Lien, Series 2006A, 4.250%, 12/01/32 –	12/16 at 100.00	A1	20,010,610
	AMBAC Insured
	Middletown City School District, Butler County, Ohio, General Obligation Bonds, Refunding
	Series 2007:
4,380	5.250%, 12/01/27 – AGM Insured	No Opt. Call	Aa3	5,454,852
6,000	5.250%, 12/01/31 – AGM Insured	No Opt. Call	Aa3	7,516,920
3,000	Ross Local School District, Butler County, Ohio, General Obligation Bonds, Series 2003,	12/13 at 100.00	Aa2 (5)	3,257,700
	5.000%, 12/01/28 (Pre-refunded 12/01/13) – AGM Insured
2,000	University of Akron, Ohio, General Receipts Bonds, Federally Taxable Build America Bonds,	1/20 at 100.00	AA–	2,252,200
	Series 2010B, 5.000%, 1/01/29 – AGM Insured
44,215	Total Ohio			48,493,023
	Oklahoma – 2.4% (1.6% of Total Investments)
3,500	Oklahoma Capitol Improvement Authority, State Facilities Revenue Bonds, Series 2005F, 5.000%,	7/15 at 100.00	AA	3,912,055
	7/01/24 – AMBAC Insured
	Oklahoma City Water Utilities Trust, Oklahoma, Water and Sewer Revenue Bonds, Series 2010:
1,000	5.375%, 7/01/40	No Opt. Call	AAA	1,192,190
1,500	5.000%, 7/01/40	7/21 at 100.00	AAA	1,729,185
1,130	Oklahoma Housing Finance Agency, GNMA Collateralized Single Family Mortgage Revenue Bonds,	No Opt. Call	AA+	1,156,589
	Series 1987A, 7.997%, 8/01/18 (Alternative Minimum Tax)
21,000	Oklahoma Municipal Power Authority, Power Supply System Revenue Bonds, Series 2007, 4.500%,	1/17 at 100.00	A	21,645,330
	1/01/47 – FGIC Insured
4,880	University of Oklahoma, Student Housing Revenue Bonds, Series 2004, 5.000%, 7/01/22 –	7/14 at 100.00	Aa3	5,300,851
	AMBAC Insured
33,010	Total Oklahoma			34,936,200
	Oregon – 0.5% (0.4% of Total Investments)
2,535	Oregon Department of Administrative Services, Certificates of Participation, Series 2005A,	5/15 at 100.00	AA	2,724,897
	5.000%, 5/01/25 – AGM Insured
4,000	Oregon Department of Administrative Services, State Lottery Revenue Bonds, Series 2011A,	4/21 at 100.00	AAA	4,843,120
	5.250%, 4/01/31
6,535	Total Oregon			7,568,017
	Pennsylvania – 5.0% (3.4% of Total Investments)
2,165	Allegheny County Sanitary Authority, Pennsylvania, Sewerage Revenue Bonds, Series 2010,	No Opt. Call	AA–	2,386,480
	5.000%, 6/01/40 – AGM Insured
7,925	Commonwealth Financing Authority, Pennsylvania, State Appropriation Lease Bonds, Series 2006A,	6/16 at 100.00	AA	8,638,646
	5.000%, 6/01/26 – AGM Insured (UB)
5,250	Delaware River Port Authority, New Jersey and Pennsylvania, Revenue Bonds, Series 2010E,	1/20 at 100.00	AA–	5,682,653
	5.000%, 1/01/40 – AGM Insured
1,565	Montgomery County Industrial Development Authority, Pennsylvania, FHA Insured Mortgage Revenue	8/20 at 100.00	AA	1,712,282
	Bonds, New Regional Medical Center Project, Series 2010, 5.375%, 8/01/38
1,800	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Drexel University, Series	5/15 at 100.00	A	1,896,030
	2005A, 5.000%, 5/01/28 – NPFG Insured
	Pennsylvania Public School Building Authority, Lease Revenue Bonds, School District of
	Philadelphia, Series 2006B:
5,000	4.500%, 6/01/32 – AGM Insured	12/16 at 100.00	Aa2	5,185,400
6,740	4.500%, 6/01/32 – AGM Insured (UB)	12/16 at 100.00	Aa2	6,989,919
2,625	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2006A, 5.000%, 12/01/26 –	6/16 at 100.00	Aa3	2,863,271
	AMBAC Insured
10,000	Philadelphia, Pennsylvania, Airport Revenue Bonds, Series 2010A, 5.000%, 6/15/40 – AGM Insured	6/20 at 100.00	AA–	10,738,200
7,055	Pittsburgh and Allegheny County Sports and Exhibition Authority, Pennsylvania, Hotel Room	8/20 at 100.00	AA–	7,462,708
	Excise Tax Revenue Bonds, Refunding Series 2010, 5.000%, 2/01/35 – AGC Insured
5,180	Pittsburgh and Allegheny County Sports and Exhibition Authority, Pennsylvania, Sales Tax	8/20 at 100.00	AA–	5,761,092
	Revenue Bonds, Refunding Series 2010, 5.000%, 2/01/31 – AGM Insured
6,335	Radnor Township School District, Delaware County, Pennsylvania, General Obligation Bonds,	8/15 at 100.00	Aa2	6,820,198
	Series 2005B, 5.000%, 2/15/30 – AGM Insured
	Reading School District, Berks County, Pennsylvania, General Obligation Bonds, Series 2005:
3,285	5.000%, 1/15/22 – AGM Insured	1/16 at 100.00	AA+	3,651,343
3,450	5.000%, 1/15/23 – AGM Insured (UB)	1/16 at 100.00	AA–	3,810,146
68,375	Total Pennsylvania			73,598,368
	Puerto Rico – 0.9% (0.6% of Total Investments)
2,500	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2005RR, 5.000%, 7/01/30	7/15 at 100.00	AA+ (5)	2,891,225
	(Pre-refunded 7/01/15) – SYNCORA GTY Insured
670	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2003G, 5.250%,	7/13 at 100.00	Baa1	695,138
	7/01/19 – FGIC Insured
1,330	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2003G, 5.250%,	7/13 at 100.00	Baa1 (5)	1,422,701
	7/01/19 (Pre-refunded 7/01/13) – FGIC Insured
1,550	Puerto Rico Municipal Finance Agency, Series 2005C, 5.250%, 8/01/21 – CIFG Insured	No Opt. Call	AA–	1,745,858
36,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A, 0.000%,	No Opt. Call	Aa2	6,821,280
	8/01/42 – NPFG Insured
42,050	Total Puerto Rico			13,576,202
	Rhode Island – 0.2% (0.2% of Total Investments)
2,195	Providence Housing Development Corporation, Rhode Island, FHA-Insured Section 8 Assisted	7/12 at 100.00	BBB	2,200,268
	Mortgage Revenue Refunding Bonds, Barbara Jordan Apartments, Series 1994A, 6.750%,
	7/01/25 –NPFG Insured
1,405	Rhode Island Health & Educational Building Corporation, Higher Education Auxiliary Enterprise	9/14 at 100.00	A1	1,541,032
	Revenue Bonds, Series 2004A, 5.500%, 9/15/24 – AMBAC Insured
3,600	Total Rhode Island			3,741,300
	South Carolina – 5.5% (3.8% of Total Investments)
14,650	Anderson County School District 5, South Carolina, General Obligation Bonds, Series 2008,	No Opt. Call	Aa1	17,428,226
	Trust 1181, 9.686%, 8/01/15 – AGM Insured (IF)
10,000	Beaufort County, South Carolina, Tax Increment Bonds, New River Redevelopment Project, Series	12/12 at 100.00	A+	10,152,000
	2002, 5.000%, 6/01/27 – NPFG Insured
	Medical University Hospital Authority, South Carolina, FHA-Insured Mortgage Revenue Bonds,
	Series 2004A:
2,000	5.250%, 8/15/22 – NPFG Insured	8/14 at 100.00	BBB	2,208,780
2,605	5.250%, 8/15/23 – NPFG Insured	8/14 at 100.00	BBB	2,849,427
2,385	5.250%, 8/15/25 – NPFG Insured	8/14 at 100.00	BBB	2,594,188
3,005	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Series 1988, 0.000%,	No Opt. Call	N/R	2,959,144
	1/01/13 – AMBAC Insured
4,500	Saint Peters Parish/Jasper County Public Facilities Corporation, South Carolina, Installment	4/21 at 100.00	AA–	4,868,640
	Purchase Revenue Bonds, County Office Building Projects, Series 2011A, 5.250%, 4/01/44 –
	AGC Insured
8,000	South Carolina JOBS Economic Development Authority, Industrial Revenue Bonds, South Carolina	11/12 at 100.00	A	8,211,920
	Electric and Gas Company, Series 2002A, 5.200%, 11/01/27 – AMBAC Insured
10,000	South Carolina JOBS Economic Development Authority, Industrial Revenue Bonds, South Carolina	11/12 at 100.00	A	10,082,200
	Electric and Gas Company, Series 2002B, 5.450%, 11/01/32 – AMBAC Insured (Alternative
	Minimum Tax)
1,250	South Carolina Jobs-Economic Development Authority, Hospital Revenue Bonds, Palmetto Health,	8/21 at 100.00	AA–	1,458,913
	Refunding Series 2011A, 6.500%, 8/01/39 – AGM Insured
17,500	South Carolina Transportation Infrastructure Bank, Revenue Bonds, Series 2007A, 4.500%,	10/16 at 100.00	A1	18,120,725
	10/01/34 – SYNCORA GTY Insured
75,895	Total South Carolina			80,934,163
	Texas – 5.5% (3.7% of Total Investments)
4,405	Bexar County, Texas, Venue Project Revenue Bonds, Refunding Series 2010, 5.500%, 8/15/49 –	8/19 at 100.00	AA–	4,875,410
	AGM Insured
405	Capital Area Housing Finance Corporation, Texas, FNMA Backed Single Family Mortgage Revenue	4/12 at 106.00	Aaa	430,461
	Refunding Bonds, Series 2002A-2, 6.300%, 4/01/35 – AMBAC Insured (Alternative Minimum Tax)
8,545	Dallas-Ft. Worth International Airport, Texas, Joint Revenue Bonds, Series 2000A, 6.125%,	5/12 at 100.00	A+	8,561,834
	11/01/35 – NPFG Insured (Alternative Minimum Tax)
25,000	Harris County-Houston Sports Authority, Texas, Junior Lien Revenue Refunding Bonds, Series	5/12 at 100.00	BBB	21,918,000
	2001B, 5.250%, 11/15/40 – NPFG Insured
4,671	Houston Housing Finance Corporation, Texas, GNMA Collateralized Mortgage Multifamily Housing	3/12 at 105.00	Aaa	4,907,960
	Revenue Bonds, RRG Apartments Project, Series 2001, 6.350%, 3/20/42
	Houston, Texas, First Lien Combined Utility System Revenue Bonds, Series 2004A:
4,000	5.250%, 5/15/24 – FGIC Insured	5/14 at 100.00	AA	4,364,120
5,000	5.250%, 5/15/25 – NPFG Insured	5/14 at 100.00	AA	5,455,150
17,500	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment	3/12 at 100.00	A2	17,509,800
	Project, Series 2001B, 5.250%, 9/01/33 – AMBAC Insured
225	Houston, Texas, Subordinate Lien Airport System Revenue Bonds, Series 2000A, 5.625%, 7/01/30 –	7/12 at 100.00	AA–	225,270
	AGM Insured (Alternative Minimum Tax)
2,710	Lower Colorado River Authority, Texas, Revenue Refunding and Improvement Bonds, Series 2001A,	3/12 at 100.00	A1	2,717,805
	5.000%, 5/15/21 – NPFG Insured
7,550	Waco Health Facilities Development Corporation, Texas, Hillcrest Health System Project, FHA	8/16 at 100.00	BBB	7,917,383
	Insured Mortgage Revenue Bonds, Series 2006A, 5.000%, 8/01/31 – NPFG Insured
1,840	Ysleta Independent School District Public Facility Corporation, Texas, Lease Revenue Refunding	5/12 at 100.00	AA–	1,862,154
	Bonds, Series 2001, 5.375%, 11/15/24 – AMBAC Insured
81,851	Total Texas			80,745,347
	Utah – 1.3% (0.9% of Total Investments)
2,000	Clearfield City, Utah, Sales Tax Revenue Bonds, Series 2003, 5.000%, 7/01/28 (Pre-refunded	7/13 at 100.00	AA– (5)	2,131,740
	7/01/13) – FGIC Insured
15,000	Utah Transit Authority, Sales Tax Revenue Bonds, Series 2008A, 5.000%, 6/15/32 –	6/18 at 100.00	AAA	16,992,750
	AGM Insured (UB)
17,000	Total Utah			19,124,490
	Virginia – 0.1% (0.1% of Total Investments)
1,035	Loudoun County Industrial Development Authority, Virginia, Lease Revenue Bonds, Public Safety	6/14 at 100.00	AA+	1,136,668
	Facilities, Series 2003A, 5.250%, 12/15/20 – AGM Insured
1,000	Roanoke Industrial Development Authority, Virginia, Hospital Revenue Bonds, Carillion Health	7/20 at 100.00	AA–	1,074,160
	System Obligated Group, Series 2005B, 5.000%, 7/01/38 – AGM Insured
2,035	Total Virginia			2,210,828
	Washington – 6.0% (4.1% of Total Investments)
10,000	Central Puget Sound Regional Transit Authority, Washington, Sales Tax and Motor Vehicle Excise	8/12 at 100.00	AAA	10,029,800
	Tax Bonds, Series 1999, 4.750%, 2/01/28 – FGIC Insured
2,500	Grant County Public Utility District 2, Washington, Revenue Bonds, Wanapum Hydroelectric	1/15 at 100.00	AA–	2,624,650
	Development, Series 2005A, 5.000%, 1/01/29 – FGIC Insured
3,500	King County School District 401, Highline, Washington, General Obligation Bonds, Series 2004,	12/14 at 100.00	AA+ (5)	3,948,350
	5.000%, 10/01/24 (Pre-refunded 12/01/14) – FGIC Insured
7,500	King County, Washington, General Obligation Sewer Bonds, Series 2009, Trust 1W, 9.899%,	1/19 at 100.00	Aa1	9,339,600
	1/01/39 – AGC Insured (IF) (6)
17,000	King County, Washington, Sewer Revenue Bonds, Series 2007, 5.000%, 1/01/42 – AGM Insured	7/17 at 100.00	AA+	18,365,440
4,345	King County, Washington, Sewer Revenue Bonds, Tender Option Bond Trust 3090, 13.510%,	7/17 at 100.00	AA+	5,479,436
	7/01/32 – AGM Insured (IF)
11,000	Port of Seattle, Washington, Revenue Bonds, Series 2005A, 5.000%, 3/01/35 – NPFG Insured	3/15 at 100.00	Aa3	11,936,100
4,250	Snohomish County Public Utility District 1, Washington, Generation System Revenue Bonds,	No Opt. Call	Aaa	5,238,805
	Series 1989, 6.650%, 1/01/16 – FGIC Insured (ETM)
	Tacoma, Washington, Solid Waste Utility Revenue Refunding Bonds, Series 2006:
3,890	5.000%, 12/01/24 – SYNCORA GTY Insured	12/16 at 100.00	AA	4,316,577
4,085	5.000%, 12/01/25 – SYNCORA GTY Insured	12/16 at 100.00	AA	4,516,907
4,290	5.000%, 12/01/26 – SYNCORA GTY Insured	12/16 at 100.00	AA	4,709,262
5,945	Washington State, General Obligation Bonds, Series 2009, Trust 1212, 13.597%, 7/01/14 –	No Opt. Call	AA+	7,770,174
	AGM Insured (IF)
78,305	Total Washington			88,275,101
	West Virginia – 0.7% (0.5% of Total Investments)
10,000	West Virginia Economic Development Authority, State Lottery Revenue Bonds, Series 2010A,	6/20 at 100.00	AAA	11,091,500
	5.000%, 6/15/40
	Wisconsin – 3.4% (2.3% of Total Investments)
8,460	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care,	7/21 at 100.00	A	9,450,835
	Inc., Series 2012A, 5.000%, 7/15/25 (WI/DD, Settling 2/07/12)
15,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic,	2/12 at 100.00	BBB	15,016,050
	Series 1997, 5.750%, 2/15/27 – NPFG Insured
10,300	Wisconsin Health and Educational Facilities Authority, Revenus Bonds, Gundersen Lutheran,	10/21 at 100.00	A+	10,905,537
	Series 2011A, 5.250%, 10/15/39
290	Wisconsin State, General Obligation Bonds, Series 2004-3, 5.250%, 5/01/20 – FGIC Insured	5/14 at 100.00	AA	318,545
2,600	Wisconsin State, General Obligation Bonds, Series 2004-3, 5.250%, 5/01/20 (Pre-refunded	5/14 at 100.00	Aa2 (5)	2,871,123
	5/01/14) – FGIC Insured
10,945	Wisconsin State, General Obligation Bonds, Series 2004-4, 5.000%, 5/01/20 – NPFG Insured	5/14 at 100.00	AA	11,961,457
47,595	Total Wisconsin			50,523,547
$ 2,173,879	Total Long-Term Investments (cost $1,987,621,904) – 144.6%			2,141,640,565
	Short-Term Investments – 0.9% (0.6% of Total Investments)
	Missouri – 0.6% (0.4% of Total Investments)
7,990	St. Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis International Airport, Variable Rate	No Opt. Call	A-2	7,990,000
	Demand Obligations, Tender Option Bond Trust DCL-017, 1.530%, 7/01/22 (8)
	North Carolina – 0.2% (0.1% of Total Investments)
2,500	Sampson County, North Carolina, Certificates of Participation, Series 2006, Variable Rate Demand	No Opt. Call	A-1	2,500,000
	Obligations, Series 112, 0.280%, 6/01/34 – AGM Insured (8)
	Pennsylvania – 0.1% (0.1% of Total Investments)
2,000	Philadelphia School District, Pennsylvania, General Obligation Bonds, Variable Rate Demand Obligations,	No Opt. Call	N/R	2,000,000
	Tender Option Bond Trust 3932, 0.200%, 6/29/12 (8)
$ 12,490	Total Short-Term Investments (cost $12,490,000)			12,490,000
	Total Investments (cost $2,000,111,904) – 145.5%			2,154,130,565
	Floating Rate Obligations – (7.2)%			(106,158,333)
	Variable Rate Demand Preferred Shares, at Liquidation Value – (45.1)% (9)			(667,200,000)
	Other Assets Less Liabilities – 6.8%			100,053,449
	Net Assets Applicable to Common Shares – 100%			$ 1,480,825,681

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of January 31, 2012:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$2,139,731,645	$1,908,920	$2,141,640,565
Short-Term Investments	—	12,490,000	—	12,490,000
Total	$—	$2,152,221,645	$1,908,920	$2,154,130,565

The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:

Level 3
Municipal Bonds
Balance at the beginning of period	$—
Gains (losses):
Net realized gains (losses)	—
Net change in unrealized appreciation (depreciation)	—
Purchases at cost	—
Sales at proceeds	—
Net discounts (premiums)	—
Transfers in to	1,908,920
Transfers out of	—
Balance at the end of period	$1,908,920

During the period ended January 31, 2012, the Fund recognized no significant transfers to or from Level 1, Level 2 or Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At January 31, 2012, the cost of investments was $1,901,441,915.

Gross unrealized appreciation and gross unrealized depreciation of investments at January 31, 2012, were as follows:

Gross unrealized:
Appreciation	$168,317,433
Depreciation	(21,786,727)
Net unrealized appreciation (depreciation) of investments	$146,530,706

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unlesss otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service,
Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing security, in the case of a bond, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the
Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(6)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(7)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the
Board of Directors. For fair value measurement disclosure purposes, investment categorized as Level 3.
(8)	Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period.
This rate changes periodically based on market conditions or a specified market index.
(9)	Variable Rate Demand Preferred Shares, at Liquidation Value as a percentage of Total Investments is 31.0%.
N/R	Not rated.
WI/DD	Purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust refelected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Municipal Opportunity Fund, Inc.

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date         March 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date         March 30, 2012

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date         March 30, 2012